Document and Entity Information	Mar. 29, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	Endo International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor
Entity Address, Address Line Two	Minerva House
Entity Address, Address Line Three	Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4
Entity Address, Postal Zip Code	Not Applicable
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001593034
Amendment Flag	false